SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash movements:
Repayment of debt	$ 0	$ (200)
Interest paid	(34)	(42)
Cash movements	(34)	(242)
Non-cash movements:
Amortization of debt issue costs	2	2
Interest expense	34	36
Interest expense	36	38
Net increase (decrease) in financial liabilities	$ 2	$ (204)